Investment Objectives and Goals	Dec. 17, 2025
Venerable Real Estate Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable Real Estate Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Venerable Real Estate Fund (the “Fund") seeks to provide current income and long-term capital growth.
Venerable International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable International Equity Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Venerable International Equity Fund (the "Fund") seeks to provide long-term capital growth.
Venerable Inflation Focused Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable Inflation Focused Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Venerable Inflation Focused Fund (the "Fund") seeks to maximize long term total real return, consistent with the preservation of real capital.
Venerable Government Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable Government Money Market Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Venerable Government Money Market Fund (the "Fund") seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity.